OTHER OPERATING INCOME - Summary of Other Operating Income (Detail) - ARS ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Disclosure Of Other Operating Income [line items]
Other Operating Income	$ 103,840,846	$ 226,745,661	$ 316,031,575	$ 570,313,464
Other Adjustments and Interest for Sundry Credits
Disclosure Of Other Operating Income [line items]
Other Operating Income	16,401,093	112,309,103	70,790,264	311,642,821
Safety Deposit Boxes Rental
Disclosure Of Other Operating Income [line items]
Other Operating Income	9,335,789	6,523,985	20,012,436	18,075,396
Other Financial Income
Disclosure Of Other Operating Income [line items]
Other Operating Income	5,729,971	6,161,291	17,135,652	11,312,296
Other Income from Services
Disclosure Of Other Operating Income [line items]
Other Operating Income	49,922,006	42,748,781	130,450,188	111,024,419
Unaffected Allowances
Disclosure Of Other Operating Income [line items]
Other Operating Income	0	38,829,927	992,602	51,320,767
Other Sundry
Disclosure Of Other Operating Income [line items]
Other Operating Income	$ 22,451,987	$ 20,172,574	$ 76,650,433	$ 66,937,765